Accrued expenses and other current liabilities and Provision - Product warranties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the year/period	¥ 132,795	¥ 92,148
Additions	25,679	85,161
Settlements	(18,371)	(44,514)
Balance at the end of the year/period	140,103	132,795
Current portion of warranty included in “Accrued expenses and other current liabilities”	42,553	41,924
Noncurrent portion of warranty included in “Provision”	¥ 97,550	¥ 90,871	$ 13,423